Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS

Certain of our U.S. employees are covered under various U.S. GE employee benefit plans, including GE's retirement plans (pension, retiree health and life insurance, and savings benefit plans). In addition, certain United Kingdom (UK) employees participate in the GE UK Pension Plan. We are allocated relevant participation costs for these GE employee benefit plans as part of multi-employer plans. As such, we have not recorded any liabilities associated with our participation in these plans. Expenses associated with our participation in these plans was $132 million and $140 million in the years ended December 31, 2017 and 2016, respectively.
During 2016, two UK pension plans sponsored by us, the 1987 Vetco Gray Hughes Pension Plan and the UK Dresser Pension Scheme, were merged into the GE UK Pension Plan. We agreed to pay deficit contributions for the next 10 years. The estimated present value of these payments is approximately $15 million and is recorded in the consolidated and combined Statement of Financial Position in “All other liabilities.”  Subsequent to that merger, plan participants in these respective plans participate in the GE UK Pension Plan.
DEFINED BENEFIT PLANS
In addition to these GE plans, certain of our employees are also covered by company sponsored pension plans. Our pension plans in 2017 included seven U.S. plans and six non-U.S. pension plans, primarily in the UK, Germany, and Canada, all with pension assets or obligations greater than $20 million. We use a December 31 measurement date for these plans. These defined benefit plans generally provide benefits to employees based on formulas recognizing length of service and earnings. We also provide certain postretirement health care benefits ("Other Postretirement Benefits"), through an unfunded plan, to a closed group of U.S. employees who retire and have met certain age and service requirements.
Funded Status
The funded status position represents the difference between the benefit obligation and the plan assets. The projected benefit obligation (PBO) for pension benefits represents the actuarial present value of benefits attributed to employee services and compensation and includes an assumption about future compensation levels. The accumulated benefit obligation (ABO) is the actuarial present value of pension benefits attributed to employee service to date and present compensation levels. The ABO differs from the PBO in that the ABO does not include any assumptions about future compensation levels.
Below is the reconciliation of the beginning and ending balances of benefit obligations, fair value of plan assets and the funded status of our plans.

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$820	$1,290	$117	$136
Service cost	37	18	2	2
Interest cost	51	34	6	5
Plan amendment	—	—	(23)	(5)
Actuarial loss (gain)	41	39	—	(14)
Benefits paid	(65)	(39)	(13)	(6)
Curtailments	(45)	—	5	(1)
Settlements	(10)	—	—	—
Business acquisition (1)	1,546	—	93	—
Other (2)	(2)	(460)	—	—
Foreign currency translation adjustments	45	(62)	—	—
Benefit obligation at end of year	2,418	820	187	117

Change in plan assets:
Fair value of plan assets at beginning of year	567	915	—	—
Actual return on plan assets	152	43	—	—
Employer contributions	50	50	13	6
Benefits paid	(65)	(39)	(13)	(6)
Settlements	(10)	—	—	—
Business acquisition(1)	1,342	—	—	—
Other (2)	(2)	(358)	—	—
Foreign currency translation adjustments	25	(44)	—	—
Fair value of plan assets at end of year	2,059	567	—	—

Funded status - underfunded at end of year	$(359)	$(253)	$(187)	$(117)

Accumulated benefit obligation	$2,373	$803	$187	$117

(1)	Relates to the acquisition of Baker Hughes on July 3, 2017.

(2)	Two UK pension plans merged into the GE UK pension plan in 2016.
The amounts recognized in the consolidated and combined statements of financial position consist of the following at December 31:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Noncurrent assets	$46	$—	$—	$—
Current liabilities	(10)	(4)	(24)	(6)
Noncurrent liabilities	(395)	(249)	(163)	(111)
Net amount recognized	$(359)	$(253)	$(187)	$(117)

Information for the plans with ABOs in excess of plan assets is as follows at December 31:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Projected benefit obligation	$1,692	$820	n/a	n/a
Accumulated benefit obligation	$1,647	$803	$187	$117
Fair value of plan assets	$1,286	$567	n/a	n/a

Net Periodic Cost (Benefit)
The components of net periodic cost (benefit) are as follows for the years ended December 31:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Service cost	$37	$18	$2	$2
Interest cost	51	34	6	5
Expected return on plan assets	(81)	(46)	—	—
Amortization of prior service credit	—	—	(3)	(2)
Amortization of net actuarial loss (gain)	12	14	(2)	—
Curtailment / settlement loss (gain)	(45)	(26)	2	(2)
Net periodic cost (benefit)	$(26)	$(6)	$5	$3

(1)	Primarily associated with two UK plans merging into the GE UK Pension Plan.

(2)
As a result of the acquisition of Baker Hughes, we obtained a non-contributory pension plan (the Baker Hughes Incorporated Pension Plan or BHIPP). During the fourth quarter of 2017, the Compensation Committee of the Board of Directors approved amendments to the BHIPP to close the plan to new participants and freeze accruals of future service-related benefits effective as of December 31, 2017. As a result of these actions, the Company recorded a curtailment gain of $45 million. The curtailment was recorded by the Company during the fourth quarter of 2017 and included in “Other non operating income, net” in our consolidated and combined statement of income (loss).

The service cost component of the net periodic cost (benefit) is included in operating income (loss) and all other components are included in other non operating income, net in our consolidated and combined statements of income (loss).
Assumptions Used in Benefit Calculations
Accounting requirements necessitate the use of assumptions to reflect the uncertainties and the length of time over which the pension obligations will be paid. The actual amount of future benefit payments will depend upon when participants retire, the amount of their benefit at retirement and how long they live. To reflect the obligation in today’s dollars, we discount the future payments using a rate that matches the time frame over which the payments will be made. We also need to assume a long-term rate of return that will be earned on investments used to fund these payments.
Weighted average assumptions used to determine benefit obligations for these plans are as follows for the years ended December 31:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Discount rate	2.99%	3.41%	3.32%	4.00%
Rate of compensation increase	3.82%	4.09%	n/a	n/a

Weighted average assumptions used to determine net periodic cost for these plans are as follows for the years ended December 31:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Discount rate	3.24%	3.83%	3.72%	4.25%
Expected long-term return on plan assets	6.26%	6.86%	n/a	n/a

We determine the discount rate using a bond matching model, whereby the weighted average yields on high-quality fixed-income securities have maturities consistent with the timing of benefit payments. Lower discount rates increase the size of the benefit obligations and pension expense in the following year; higher discount rates reduce the size of the benefit obligation and subsequent-year pension expense.
The expected return on plan assets is the estimated long-term rate of return that will be earned on the investments used to fund the pension obligations. To determine this rate, we consider the current and target composition of plan investments, our historical returns earned, and our expectations about the future.
The compensation assumption is used to estimate the annual rate at which pay of plan participants will grow. If the rate of growth assumed increases, the size of the pension obligations will increase, as will the amount recorded in equity attributable to parent and amortized to income in subsequent periods.
Assumed health care cost trend rates can have a significant effect on the amounts reported for Other Postretirement Benefits. As of December 31, 2017, the health care cost trend rate was 6.81%, declining gradually each successive year until it reaches 4.81%. A one percentage point change in assumed health care cost trend rates would have had the following effects on 2017:

	One Percentage Point Increase	One Percentage Point Decrease
Effect on total of service and interest cost components (in thousands)	$854	$(685)
Effect on postretirement welfare benefit obligation (in thousands)	$15,460	$(12,817)

Accumulated Other Comprehensive Loss

The amount recorded before-tax in accumulated other comprehensive loss related to employee benefit plans consists of the following at December 31:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Net actuarial loss (gain)	$117	$14	$(16)	$(14)
Net prior service credit	—	—	(25)	(3)
Total	$117	$14	$(41)	$(17)

The estimated net actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive loss and included in net periodic benefit cost in 2018 is $9 million. The estimated net actuarial gain and prior service credit for the other postretirement benefits that will be amortized from accumulated other comprehensive loss and included in net periodic benefit cost in 2018 is $2 million and $5 million, respectively.
Plan Assets
We have investment committees that meet regularly to review the portfolio returns and to determine asset-mix targets based on asset/liability studies. Third-party investment consultants assist such committees in developing asset allocation strategies to determine our expected rates of return and expected risk for various investment portfolios. The investment committees considered these strategies in the formal establishment of the current asset-mix targets based on the projected risk and return levels for all major asset classes.
The table below presents the fair value of the pension assets by asset category at December 31:

	2017	2016
Equity securities
U.S. equity securities (1)	$207	$122
Global equity securities (1)	551	149
Debt securities
Fixed income and cash investment funds	658	49
U.S. corporate	70	53
Other debt securities	55	99
Private equities	107	45
Real estate	44	32
Other investments (2)	367	18
Total plan assets	$2,059	$567

(1)	Include direct investments and investment funds.

(2)	Substantially all represented hedge fund and asset allocation fund investments.
Plan assets valued using Net Asset Value (NAV) as a practical expedient amounted to $1,684 million and $228 million as of December 31, 2017 and 2016, respectively. The percentages of plan assets valued using NAV by investment fund type for equity securities, fixed income and cash, and alternative investments were 30%, 28%, and 24% as of December 31, 2017, respectively, and 20%, 7%, and 13% as of December 31, 2016, respectively. Those investments that were measured at fair value using NAV as practical expedient were excluded from the fair value hierarchy. The practical expedient was not applied for investments with a fair value of $86 million and $25 million in 2017 and 2016, respectively, and those investments were classified within Level 3. The remaining investments were considered Level 1 and 2.
Funding Policy
The funding policy for our Pension Benefits is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws plus such additional amounts as we may determine to be appropriate. In 2017, we contributed approximately $50 million. We expect to contribute approximately $44 million to our pension plans in 2018.
We fund our Other Postretirement Benefits on a pay-as-you-go basis. In 2017, we contributed $13 million to these plans. In 2018, we expect to contribute approximately $24 million to fund such benefits.
The following table presents the expected benefit payments over the next 10 years. The U.S. and non-U.S. pension benefit payments are made by the respective pension trust funds.

Year	Pension Benefits	Other Postretirement Benefits
2018	$105	$24
2019	109	22
2020	107	17
2021	111	12
2022	112	10
2023-2027	593	47

Other
As part of the Baker Hughes acquisition, we obtained two non-qualified defined contribution plans that are invested through trusts.  The assets and corresponding liabilities were $278 million at December 31, 2017 and are included in our consolidated and combined statement of financial position.